Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.48%
Communication services: 10.34%
Diversified telecommunication services: 3.33%
AT&T Incorporated	33,759	$ 925,672
Verizon Communications Incorporated	141,187	7,765,285
		8,690,957
Entertainment: 1.84%
Activision Blizzard Incorporated	19,877	1,637,268
Electronic Arts Incorporated	21,755	3,159,044
		4,796,312
Interactive media & services: 1.83%
Alphabet Incorporated Class A †	1,391	4,025,484
Alphabet Incorporated Class C †	253	736,038
		4,761,522
Media: 3.34%
Comcast Corporation Class A	143,474	8,706,002
Consumer discretionary: 5.15%
Auto components: 1.38%
Aptiv plc †	23,694	3,605,990
Automobiles: 0.08%
Ford Motor Company †	15,781	205,626
Multiline retail: 2.50%
Dollar General Corporation	23,490	5,236,156
Target Corporation	5,203	1,285,037
		6,521,193
Specialty retail: 1.19%
O'Reilly Automotive Incorporated †	5,192	3,084,463
Consumer staples: 6.12%
Food & staples retailing: 0.13%
Walmart Incorporated	2,239	331,596
Food products: 1.96%
Sanderson Farms Incorporated	25,956	5,100,354
Household products: 3.75%
Colgate-Palmolive Company	43,909	3,422,707
The Procter & Gamble Company	44,726	6,368,535
		9,791,242
Personal products: 0.28%
Medifast Incorporated	3,236	737,484
Energy: 4.62%
Oil, gas & consumable fuels: 4.62%
Antero Resources Corporation †	101,036	1,386,211
Exxon Mobil Corporation	141,161	7,696,098
See accompanying notes to portfolio of investments

Wells Fargo Large Company Value Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Marathon Petroleum Corporation	7,861	$ 465,921
Ovintiv Incorporated	91,735	2,500,696
		12,048,926
Financials: 22.63%
Banks: 6.42%
Bank of America Corporation	34,888	1,456,574
Citigroup Incorporated	55,501	3,991,077
JPMorgan Chase & Company	70,664	11,302,707
		16,750,358
Capital markets: 2.95%
Bank of New York Mellon Corporation	10,039	554,354
Cboe Global Markets Incorporated	5,629	710,098
Intercontinental Exchange Incorporated	7,012	838,144
The Goldman Sachs Group Incorporated	13,502	5,583,212
		7,685,808
Consumer finance: 2.91%
Capital One Financial Corporation	33,768	5,604,475
OneMain Holdings Incorporated	34,150	1,974,895
		7,579,370
Diversified financial services: 4.53%
Berkshire Hathaway Incorporated Class B †	41,326	11,809,731
Insurance: 5.40%
Kinsale Capital Group Incorporated	10,228	1,859,962
Marsh & McLennan Companies Incorporated	5,653	888,652
MetLife Incorporated	82,381	5,107,622
The Allstate Corporation	18,116	2,450,732
W.R. Berkley Corporation	50,086	3,771,977
		14,078,945
Thrifts & mortgage finance: 0.42%
Flagstar Bancorp Incorporated	22,382	1,107,014
Health care: 19.23%
Biotechnology: 3.53%
AbbVie Incorporated	25,503	3,080,252
Biogen Incorporated †	3,101	1,050,960
Gilead Sciences Incorporated	32,158	2,340,459
Sage Therapeutics Incorporated †	622	28,743
Vertex Pharmaceuticals Incorporated †	13,466	2,697,105
		9,197,519
Health care equipment & supplies: 2.57%
Abbott Laboratories	11,828	1,494,704
Stryker Corporation	18,826	5,216,685
		6,711,389
Health care providers & services: 5.19%
Anthem Incorporated	16,824	6,311,187
Apollo Medical Holdings Incorporated †	36,561	2,775,346
See accompanying notes to portfolio of investments

2  |  Wells Fargo Large Company Value Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Health care providers & services (continued)
Cigna Corporation	8,807	$ 1,864,002
Option Care Health Incorporated †	96,645	2,585,254
		13,535,789
Life sciences tools & services: 2.18%
Agilent Technologies Incorporated	18,333	3,216,892
IQVIA Holdings Incorporated †	1,695	440,242
Medpace Holdings Incorporated †	11,168	2,036,485
		5,693,619
Pharmaceuticals: 5.76%
Johnson & Johnson	27,860	4,823,402
Merck & Company Incorporated	31,816	2,427,243
Pfizer Incorporated	168,623	7,768,462
		15,019,107
Industrials: 12.38%
Aerospace & defense: 1.04%
General Dynamics Corporation	13,519	2,707,991
Building products: 0.84%
Johnson Controls International plc	29,130	2,178,924
Electrical equipment: 0.86%
Atkore International Incorporated †	24,216	2,246,518
Machinery: 2.58%
Caterpillar Incorporated	18,539	3,909,319
Mueller Industries Incorporated	63,435	2,829,835
		6,739,154
Professional services: 4.18%
IHS Markit Limited	47,662	5,748,037
Korn Ferry International	10,889	769,743
Manpower Incorporated	36,032	4,375,005
		10,892,785
Road & rail: 2.88%
CSX Corporation	167,807	5,458,762
Uber Technologies Incorporated †	3,234	126,579
Union Pacific Corporation	8,893	1,928,358
		7,513,699
Information technology: 8.92%
Communications equipment: 0.82%
Cisco Systems Incorporated	36,096	2,130,386
Electronic equipment, instruments & components: 2.58%
Amphenol Corporation Class A	62,962	4,824,778
Vishay Intertechnology Incorporated	86,933	1,909,918
		6,734,696
IT services: 0.83%
DXC Technology Company †	14,561	534,680
See accompanying notes to portfolio of investments

Wells Fargo Large Company Value Portfolio  |  3

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
IT services (continued)
Fidelity National Information Services Incorporated	5,599	$ 715,384
International Business Machines Corporation	2,975	417,512
Twilio Incorporated Class A †	1,375	490,820
		2,158,396
Semiconductors & semiconductor equipment: 0.87%
Qualcomm Incorporated	15,460	2,267,827
Software: 3.82%
Dolby Laboratories Incorporated Class A	30,849	3,057,444
Microsoft Corporation	15,383	4,643,820
Synopsys Incorporated †	6,846	2,274,515
		9,975,779
Materials: 2.50%
Chemicals: 0.44%
NewMarket Corporation	3,245	1,134,874
Metals & mining: 2.06%
Freeport-McMoRan Incorporated	147,776	5,377,569
Real estate: 3.08%
Equity REITs: 3.08%
Gaming and Leisure Properties Incorporated	33,469	1,650,022
Iron Mountain Incorporated	109,313	5,219,696
PotlatchDeltic Corporation	22,412	1,164,303
		8,034,021
Utilities: 3.51%
Electric utilities: 1.10%
American Electric Power Company Incorporated	1,994	178,603
Duke Energy Corporation	18,301	1,915,383
The Southern Company	11,695	768,712
		2,862,698
Gas utilities: 1.17%
Atmos Energy Corporation	31,314	3,053,428
Independent power & renewable electricity producers: 1.24%
AES Corporation	130,539	3,115,966
Vistra Energy Corporation	6,819	130,175
		3,246,141
Total Common stocks (Cost $240,117,796)		256,805,202

See accompanying notes to portfolio of investments

4  |  Wells Fargo Large Company Value Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.72%
Investment companies: 0.72%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	1,878,497	$ 1,878,497
Total Short-term investments (Cost $1,878,497)				1,878,497
Total investments in securities (Cost $241,996,293)	99.20%			258,683,699
Other assets and liabilities, net	0.80			2,095,631
Total net assets	100.00%			$260,779,330

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Government Money Market Fund Select Class	$3,849,497	$7,036,033	$(9,007,033)	$0	$0	$1,878,497	1,878,497	$223
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	16	9-17-2021	$3,509,287	$3,616,400	$107,113	$0
See accompanying notes to portfolio of investments

Wells Fargo Large Company Value Portfolio  |  5

Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Wells Fargo Large Company Value Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$26,954,793	$0	$0	$26,954,793
Consumer discretionary	13,417,272	0	0	13,417,272
Consumer staples	15,960,676	0	0	15,960,676
Energy	12,048,926	0	0	12,048,926
Financials	59,011,226	0	0	59,011,226
Health care	50,157,423	0	0	50,157,423
Industrials	32,279,071	0	0	32,279,071
Information technology	23,267,084	0	0	23,267,084
Materials	6,512,443	0	0	6,512,443
Real estate	8,034,021	0	0	8,034,021
Utilities	9,162,267	0	0	9,162,267
Short-term investments
Investment companies	1,878,497	0	0	1,878,497
	258,683,699	0	0	258,683,699
Futures contracts	107,113	0	0	107,113
Total assets	$258,790,812	$0	$0	$258,790,812
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2021, $1,736,000 was segregated as cash collateral for open futures contracts.
For the three months ended August 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Portfolio  |  7